Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Unrecognised deferred tax assets
Tax losses and tax credits	$ 3,720	$ 3,028
Total unrecognised deferred tax assets	10,215	9,669
Unrecognised deferred tax liabilities
Total unrecognised deferred tax liabilities	2,912	2,901
Investments, including foreign tax credits [member]
Unrecognised deferred tax assets
Temporary differences	1,656	1,659
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,253	2,216
Australian petroleum resource rent tax [member]
Unrecognised deferred tax assets
Temporary differences	2,197	2,282
Unrecognised deferred tax liabilities
Taxable temporary differences relating to unrecognised deferred tax asset for PRRT	659	685
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	2,230	2,263
Other [member]
Unrecognised deferred tax assets
Temporary differences	$ 412	$ 437